Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2040 Portfolio℠
March 31, 2023
VF-2040-NPRT1-0523
1.903284.113
Domestic Equity Funds - 46.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	462,544	18,996,692
VIP Equity-Income Portfolio Initial Class (a)	654,858	15,513,578
VIP Growth & Income Portfolio Initial Class (a)	843,332	21,176,072
VIP Growth Portfolio Initial Class (a)	396,163	31,023,519
VIP Mid Cap Portfolio Initial Class (a)	146,498	4,939,926
VIP Value Portfolio Initial Class (a)	657,345	11,128,857
VIP Value Strategies Portfolio Initial Class (a)	381,717	5,550,167
TOTAL DOMESTIC EQUITY FUNDS (Cost $94,691,540)		108,328,811

International Equity Funds - 38.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,789,963	28,625,020
VIP Overseas Portfolio Initial Class (a)	2,542,721	60,821,893
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $86,097,888)		89,446,913

Bond Funds - 13.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	528,014	4,926,367
Fidelity International Bond Index Fund (a)	276,986	2,503,952
Fidelity Long-Term Treasury Bond Index Fund (a)	1,198,117	12,879,760
VIP High Income Portfolio Initial Class (a)	137,526	622,994
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,049,868	10,068,232
TOTAL BOND FUNDS (Cost $33,189,459)		31,001,305

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $2,296,418)	2,296,418	2,296,418

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $216,275,305)	231,073,447
NET OTHER ASSETS (LIABILITIES) - 0.0%	(18,049)
NET ASSETS - 100.0%	231,055,398

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,337,525	826,796	393,376	(14,010)	(15,041)	170,463	4,926,367
Fidelity International Bond Index Fund	1,988,506	549,953	90,786	-	(1,106)	57,385	2,503,952
Fidelity Long-Term Treasury Bond Index Fund	12,059,389	1,845,713	1,790,039	97,295	(280,994)	1,045,691	12,879,760
VIP Contrafund Portfolio Initial Class	16,234,102	2,338,755	995,477	167,909	(18,348)	1,437,660	18,996,692
VIP Emerging Markets Portfolio Initial Class	27,632,686	4,086,676	4,258,229	49,580	(319,247)	1,483,134	28,625,020
VIP Equity-Income Portfolio Initial Class	14,547,149	1,965,760	1,073,986	-	(16,597)	91,252	15,513,578
VIP Government Money Market Portfolio Initial Class 4.62%	1,446,761	2,430,310	1,580,653	14,693	-	-	2,296,418
VIP Growth & Income Portfolio Initial Class	18,823,995	2,931,947	1,448,780	72,968	(1,169)	870,079	21,176,072
VIP Growth Portfolio Initial Class	25,494,691	4,621,675	1,630,902	185,580	(64,261)	2,602,316	31,023,519
VIP High Income Portfolio Initial Class	548,460	86,874	27,383	397	(431)	15,474	622,994
VIP Investment Grade Bond II Portfolio - Initial Class	5,507,299	4,622,570	271,706	2,017	537	209,532	10,068,232
VIP Mid Cap Portfolio Initial Class	4,539,707	583,665	326,750	11,197	1,745	141,559	4,939,926
VIP Overseas Portfolio Initial Class	52,998,960	7,125,674	4,883,868	-	183,610	5,397,517	60,821,893
VIP Value Portfolio Initial Class	10,488,907	1,307,721	801,127	-	1,247	132,109	11,128,857
VIP Value Strategies Portfolio Initial Class	5,198,999	724,688	442,367	13,139	252	68,595	5,550,167
	201,847,136	36,048,777	20,015,429	600,765	(529,803)	13,722,766	231,073,447

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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